Pension Plans and Similar Obligations - Maturity Analysis (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pension Plans and Similar Obligations
Weighted average duration of defined benefit obligation	13 years	12 years
Future benefit payments from defined benefit plans	€ 1,831	€ 1,783
Percentage of payments due over five years	77.00%	80.00%
Percentage of payments related to domestic plans	61.00%	66.00%